                                -BT INVESTMENT FUNDS-



                              LATIN AMERICAN EQUITY FUND





                                  SEMI-ANNUAL REPORT
                                  ------------------
                                     MARCH - 1997

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . 3

          LATIN AMERICAN EQUITY FUND
            Statement of Assets and Liabilities. . . . . . . . . . . 5
            Statement of Operations. . . . . . . . . . . . . . . . . 5
            Statement of Changes in Net Assets . . . . . . . . . . . 6
            Financial Highlights . . . . . . . . . . . . . . . . . . 7
            Notes to Financial Statements. . . . . . . . . . . . . . 8

          LATIN AMERICAN EQUITY PORTFOLIO
            Schedule of Portfolio Investments. . . . . . . . . . . . 9
            Statement of Assets and Liabilities. . . . . . . . . . .10
            Statement of Operations. . . . . . . . . . . . . . . . .10
            Statement of Changes in Net Assets . . . . . . . . . . .11
            Financial Highlights . . . . . . . . . . . . . . . . . .11
            Notes to Financial Statements. . . . . . . . . . . . . .12

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Latin American Equity Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Latin American Equity Fund (the "Fund") returned 14.78%* for the six months ended March 31, 1997, as compared to 16.47% for the IFCI Latin American Index** and 16.37% for the Lipper Latin American Average+. Since its inception on October 25, 1993, the Fund has returned 25.00% cumulatively, or 6.72% annualized. The Fund returned 32.46% for the year ended March 31, 1997.

MARKET ACTIVITY

In general, the Latin American markets posted strong positive performance during the six month period ended March 31, 1997. The bulk of Argentina's rise took place in the fourth calendar quarter of 1996, as the market began to discount a strong economic recovery in 1997. Consensus estimates for Argentine GDP growth are in the 4-5% range for this calendar year. The Brazilian market was strong despite expectations for continued deterioration in its external balance. Overcoming that was investor enthusiasm about the upcoming privatization program expected to be a catalyst for a significant re-rating of its electric utility and telecommunications sectors. In addition, investors in the Brazilian market are seeing improved political momentum and an increased likelihood that structural reform will once again return to the top of the political agenda.

                                      OBJECTIVE

    Seeks long-term capital appreciation through investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, Latin America++.


The Mexican market appreciated during the period on the back of a stronger peso, lower interest rates, better than expected trade numbers, and strong fourth quarter of 1996 GDP. In the Andean Pact region, Venezuela and Colombia posted the highest returns. The Venezuelan market continued to benefit from higher oil revenues, lower interest rates, and a strong currency. The primary catalysts for the Colombian market's rise were a re-rating based on compelling valuations and expectations of economic growth acceleration in 1997.

INVESTMENT REVIEW

The Fund underperformed its benchmark and category average for the period, primarily due to its underweighted positions in the strongly performing Argentine and Brazilian equity markets. The most significant change in our strategy over the last six months was a notable increase in the Fund's exposure to the Chilean market during the first quarter of 1997. After underperforming in 1996, we believe that valuations of Chilean equities are now extremely attractive. Moreover, we anticipate that interest rates in Chile will decline further in the second quarter of 1997 and that the economy will begin accelerating in the second half of the year. The Fund should continue to be overweight in the Colombian and Venezuelan markets, as we expect to see an acceleration in economic growth in the second half of the year in both of these markets as well.

                                INVESTMENT INSTRUMENTS

    Primarily common and preferred stocks, rights, warrants, American Depository Receipts ("ADRs") and convertible securities.


In general, the theme driving the portfolio's current asset allocation is low correlation with the U.S. financial markets, where we could see increased volatility as a result of the recent shift in monetary policy by the Federal Reserve Board towards a tightening phase.

MANAGER OUTLOOK

Overall, our outlook for the Latin American equity markets remains optimistic and largely unchanged from that of our last shareholder report. We expect interest in the region to gain momentum, as valuations and fundamentals look very attractive. We also anticipate increased cash flows to the Latin American markets, as investors seek international diversification. This will be beneficial, since global investors have been virtually absent from the region for the past couple of years.

----------------------------
TEN LARGEST STOCK HOLDINGS
----------------------------

Telefonos de Mexico SA, ADR - L
Centrais Electricas Brasileiras SA Electrobras
Petroleo Brasileiro SA Petrobras PN - Pref.
Telecommunicacoes Brasileiras - Telebras ON
Chilgener SA, ADR
Embottelladora Andina, ADR
Corporacion Industrial Sanluis, SA de CV
Fomento Economico Mexicano, SA de CV
Chile Fund
Banco Bradesco PN


Even with this, for the near term, we do remain concerned about rising trade deficit numbers in Brazil, which are averaging about $1 billion per month.
This suggests that the economy is overheating and increases the likelihood of credit restrictions and/or an increase in interest rates, either one or both of which would cool down the economy in the second half of the year. In Argentina, we believe that company valuations are stretched, and economic growth could show a deceleration in the second six months of 1997 as comparisons against a strong half of 1996 become more difficult. Moreover, given the Argentine currency peg to the U.S. dollar, this market is likely to be the one most adversely affected by an increase in U.S. interest

--------------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Foreign investing involves special risks, including currency risk, increased volatility or foreign securities and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                           BY COUNTRY AS OF MARCH 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                    ---------------------------------------------

                                   ---------------

                                       [CHART]

                                   ---------------

Colombia      7%             United States        3%
Venezuela     7%             Peru                 3%
Chile        22%             Brazil              30%
Mexico       28%


rates. We continue to find attractive values in the Venezuelan equity market and expect the Fund's holdings there to benefit from a strong recovery in domestic demand for the remainder of the year.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek long-term capital appreciation.

We value your ongoing support of the Latin American Equity Fund and look forward to serving your investment needs in the years ahead.

                                /x/Maria-Elena Carrion
                                 Maria-Elena Carrion
                               Portfolio Manager of the
                           LATIN AMERICAN EQUITY PORTFOLIO
                                    March 31, 1997


--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Latin American Equity Fund and the IFCI Latin American Index since October 31, 1993.

--------------------------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                                 ENDED MARCH 31, 1997
                 Six months                      Since 10/25/93*
                    14.78%                           25.00%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                       [GRAPH]

                   Latin American Equity         IFCI Latin American
                     Fund - $12,463                Index - $12,536

Oct-93                       10000                         10000
Dec-93                       12433                         12111
Mar-94                       12822                         12275
Jun-94                       10917                         11051
Sep-94                       14526                         14736
Dec-94                       11071                         11018
Mar-95                       7350                           7686
Jun-95                       8476                           9100
Sep-95                       8618                           9602
Dec-95                       8384                           9161
Mar-96                       9408                           9652
Jun-96                       10706                         10584
Sep-96                       10838                         10763
Dec-96                       11134                         10869
Mar-97                       12463                         12536
Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investment in Latin American Equity Portfolio, at Value .......................................................   $ 24,610,204
   Receivable for Shares of Beneficial Interest Subscribed .......................................................         25,500
   Prepaid Expenses and Other ....................................................................................         10,241
   Deferred Organizational Expenses ..............................................................................          2,414
                                                                                                                     ------------
Total Assets .....................................................................................................     24,648,359
                                                                                                                     ------------
LIABILITIES
   Due to Bankers Trust ..........................................................................................         18,503
   Payable for Shares of Beneficial Interest Redeemed ............................................................        333,355
   Accrued Expense and Other .....................................................................................         18,958
                                                                                                                     ------------
Total Liabilities ................................................................................................        370,816
                                                                                                                     ------------
NET ASSETS .......................................................................................................   $ 24,277,543
                                                                                                                     ------------
                                                                                                                     ------------
COMPOSITION OF NET ASSETS
   Paid-in Capital ...............................................................................................   $ 28,265,861
   Accumulated Net Investment Loss ...............................................................................        (21,456)
   Accumulated Net Realized Loss from Investment and Foreign Currency Transactions ...............................     (6,664,140)
   Net Unrealized Appreciation on Investment and Foreign Currency Transactions ...................................      2,697,278
                                                                                                                     ------------
NET ASSETS .......................................................................................................   $ 24,277,543
                                                                                                                     ------------
                                                                                                                     ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding) ..............         $12.29
                                                                                                                     ------------
                                                                                                                     ------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized) ....      1,976,175
                                                                                                                     ------------
                                                                                                                     ------------

----------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from Latin American Equity Portfolio, net ....................................................   $     68,455
                                                                                                                     ------------
EXPENSES
   Administration and Services Fees ..............................................................................        103,957
   Printing and Shareholder Reports ..............................................................................          7,000
   Registration Fees .............................................................................................          6,834
   Professional Fees .............................................................................................          5,123
   Trustees Fees .................................................................................................          1,375
   Miscellaneous .................................................................................................          2,779
                                                                                                                     ------------
   Total Expenses ................................................................................................        127,068
   Less Expenses Absorbed by Bankers Trust .......................................................................        (17,639)
                                                                                                                     ------------
     Net Expenses ...............................................................................................         109,429
                                                                                                                     ------------
NET INVESTMENT LOSS ..............................................................................................        (40,974)
                                                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENY TRANSACTIONS
   Net Realized Gain (Loss) from:
     Investment Transactions ....................................................................................       1,947,018
     Foreign Currency Transactions ..............................................................................         (31,583)
   Net Change In Unrealized Appreciation on Investment and Foreign Curreny Transactions ..........................      1,192,392
                                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENY TRANSACTIONS ..................................      3,107,827
                                                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................................................    $ 3,066,853
                                                                                                                     ------------
                                                                                                                     ------------


                    See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the             For the
                                                                          six months ended        year ended
                                                                           March 31, 1997+    September 30, 1996
                                                                           --------------     ------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income (Loss) . . . . . . . . . . . . . . . . . . . .       $    (40,974)       $     23,831
  Net Realized Gain from Investment and Foreign Currency Transactions           1,915,435             938,638
  Net Change in Unrealized Appreciation on Investment and Foreign
   Currency Transactions . . . . . . . . . . . . . . . . . . . . . . .          1,192,392           1,901,030
                                                                             ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . .          3,066,853           2,863,499
                                                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . .             (4,313)                  -
                                                                             ------------        ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . .         21,526,953          24,344,592
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . .               2,063                   -
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . .       (17,310,896)        (23,835,412)
                                                                             ------------        ------------
NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST         4,218,120             509,180
                                                                             ------------        ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . .          7,280,660           3,372,679
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . .         16,996,883          13,624,204
                                                                             ------------        ------------
End of Period (includes accumulated net investment loss of $21,456 and $0,
 respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 24,277,543        $ 16,996,883
                                                                             ------------        ------------
                                                                             ------------        ------------


---------------------------
+   Unaudited


                    See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Latin American Equity Fund.


                                                                                                     FOR THE PERIOD
                                                                            FOR THE YEAR ENDED      OCTOBER 25, 1993
                                                        FOR THE                SEPTEMBER 30,        (COMMENCEMENT OF
                                                    SIX MONTHS ENDED      ---------------------      OPERATIONS) TO
                                                     MARCH 31, 1997+      1996          1995       SEPTEMBER 30, 1994
                                                   ------------------     ----          ----       ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . .      $10.71            $8.50      $14.59          $ 10.00
                                                         -------          -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) . . . . . . . . . . .       (0.02)            0.02        0.03                -
  Net Realized and Unrealized Gain (Loss) on
    Investment and Foreign Currency Transactions . .        1.60             2.19       (5.92)            4.59
                                                         -------          -------       -------        -------
Total Income (Loss) from Investment Operations . . .        1.58             2.21       (5.89)            4.59
                                                         -------          -------       -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions . .        0.00**              -       (0.20)               -
                                                         -------          -------       -------        -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . .      $12.29           $10.71       $8.50           $14.59
                                                         -------          -------       -------        -------
                                                         -------          -------       -------        -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .       14.78%           26.00%     (40.68)%          50.01%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .     $24,278          $16,997     $13,624          $27,489
  Ratios to Average Net Assets:
    Net Investment Income (Loss) . . . . . . . . . .       (0.37)%*          0.16%       0.29%            0.03%*
    Expenses, including Expenses of the
      Latin American Equity Portfolio. . . . . . . .        2.00%*           2.00%       2.00%            2.00%*
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses by
      Bankers Trust. . . . . . . . . . . . . . . . .        0.48%*           0.66%       1.17%            1.27%*

----------------------
+   Unaudited
*   Annualized
**  Less than $0.01


                    See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Latin American Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 25, 1993. The Fund invests substantially all of its assets in the Latin American Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was approximately 99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. DIVIDENDS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.95 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $103,957.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
2.00 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $17,639.

Certain trustees and officers of the Fund are also directors, officers and employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                       FOR THE                    FOR THE
                                  SIX MONTHS ENDED               YEAR ENDED
                             MARCH 31, 1997 (UNAUDITED)     SEPTEMBER 30, 1996
                             --------------------------     ------------------
                             SHARES         AMOUNT         SHARES         AMOUNT
                             ------         ------         ------         ------
Sold                        1,874,353    $21,526,953     2,527,607     $24,344,592
Reinvested                        190          2,063             -               -
Redeemed                   (1,485,608)   (17,310,896)   (2,542,427)    (23,835,412)
                           ----------    ------------   -----------    ------------
Net Increase (Decrease)       388,935     $4,218,120       (14,820)       $509,180
                           ----------    ------------   -----------    ------------
                           ----------    ------------   -----------    ------------


---------------------------------------------------------------------------------------------
LATIN AMERICAN EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------


      Shares                             Description                                  Value
      ------                             -----------                                  -----
                        COMMON STOCKS - 78.53%
                        BRAZIL - 14.43%
    3,001,059           Centrais Eletricas Brasileiras SA Electrobras
                        (Utility). . . . . . . . . . . . . . . . . . . .           $1,222,612
       25,800           Compania Vale de Rio Doce, ADR
                        (Metals/Mining). . . . . . . . . . . . . . . . .              586,421
   11,090,800           Telecommunicacoes Brasileiras-Telebras ON
                        (Telecommunications) (a) . . . . . . . . . . . .            1,110,753
        3,700           Telecommunicacoes Brasileiras SA Telebras,
                        ADR (Telecommunications) (a) . . . . . .378,788
    1,025,000           Telecomunicacoes de Sao Paulo SA
                        (Telephone) (a). . . . . . . . . . . . . . . . .              251,330
                                                                                  -----------
                                                                                    3,549,904
                                                                                  -----------

                        CHILE - 22.08%
       13,000           Banco BHIF, ADR (Financial Services) . . . . . .              277,875
       32,000           Banco de A. Edwards, ADR (Banks) (a) . . . . . .              672,000
       37,495           Chile Fund (Country Fund). . . . . . . . . . . .              848,324
       41,600           Chilgener SA, ADR (Utility). . . . . . . . . . .            1,071,200
       25,100           Compania Telefonica de Chile SA, ADR
                        (Telecommunications) . . . . . . . . . . . . . .              721,625
       28,400           Embotelladora Andina, ADR (Beverages). . . . . .            1,054,350
       30,500           Santa Isabel, ADR (Retail) (a) . . . . . . . . .              789,188
                                                                                  -----------
                                                                                    5,434,562
                                                                                  -----------

                        COLOMBIA - 4.75%
       20,000           Banco de Colombia, GDR (Financial Services) (b)               135,804
       45,320           Carulla CIA SA, ADR-B (Retail) (b) . . . . . . .              181,280
        5,300           Cementos Diamante SA (Building/Construction) . .               19,720
       38,700           Cementos Diamante SA, ADR-B
                        (Building/Construction) (b). . . . . . . . . . .              526,235
      140,400           Gran Cadena Almacenes (Retail) . . . . . . . . .              116,383
       18,794           Gran Cadena de Almacenes Colombiano,
                        ADR (Retail) (a) . . . . . . . . . . . . . . . .              188,613
                                                                                  -----------
                                                                                    1,168,035
                                                                                  -----------

                        MEXICO - 27.71%
       57,700           Cemex SA de CV-B (Building Materials). . . . . .              233,544
       19,100           Cemex SA de CV, ADR-B (Building Products) (a). .              154,129
           24           Controladora de Farmacia (Retail) (a). . . . . .                   38
      148,600           Corporacion Industrial Sanluis, SA de CV
                        (Diversified). . . . . . . . . . . . . . . . . .              892,803
       42,000           Empresas La Moderna, SA de CV (Tobacco) (a). . .              210,372
       10,000           Empresas La Moderna, ADR (Tobacco) (a) . . . . .              200,000
      191,400           Fomento Economico Mexicano, SA de CV
                        (Beverages) (a). . . . . . . . . . . . . . . . .              849,752
        2,513           Gruma SA-B (Food) (a). . . . . . . . . . . . . .               12,397
      800,000           Grupo Financiero Bancomer, SA de CV
                        (Financial Services) (a) . . . . . . . . . . . .              286,365
        1,447           Grupo Financiero Inbursa, SA de CV
                        (Finance) (a). . . . . . . . . . . . . . . . . .                5,170
      514,500           Grupo Posadas SA-Ser. L (Hotels) (a) . . . . . .              253,801
       15,900           Grupo Televisa SA Spons, GDR (Media) (a) . . . .              395,513
      170,500           Kimberly Clark De Mexico-A (Consumer Products) .              689,030
       50,000           Kimberly Clark De Mexico-B (Consumer Products) .              212,497
       12,000           Panamerican Beverages, Inc., ADR-A (Beverages) .              643,500
       46,260           Telefonos de Mexico SA, ADR-L
                        (Telecommunications) . . . . . . . . . . . . . .            1,781,010
                                                                                  -----------
                                                                                    6,819,921
                                                                                  -----------

                        PERU - 2.70%
       15,031           Compania de Minas Buenaventura SA-A
                        (Metals/Mining). . . . . . . . . . . . . . . . .              141,128
        9,000           Compania de Minas Buenaventura SA, ADR
                        (Metals/Mining). . . . . . . . . . . . . . . . .              193,500
        3,015           Compania de Minas Buenaventura-B
                        (Metals/Mining). . . . . . . . . . . . . . . . .               31,639
      102,950           Consorcio Alim Fabril Pacifico-C
                        (Consumer Products) (a). . . . . . . . . . . . .              151,397
       39,445           Consorcio Alim Fabril Pacifico-T
                        (Consumer Products) (a). . . . . . . . . . . . .               59,495
        3,736           Credicorp (Financial Services) . . . . . . . . .               87,329
                                                                                  -----------
                                                                                      664,488
                                                                                  -----------

      Shares                            Description                                    Value
      ------                            -----------                                    -----
                        VENEZUELA - 6.86%
       18,427           Banco Provincial (Financial Services). . . . . .              $30,882
        3,900           Compania Anonima Nacional Telefonos de
                        Venezuela, ADR (Telecom Services) (a). . . . . .              113,588
      573,331           Electricidad de Caracas (Utility) (a). . . . . .              622,155
      101,800           Mavesa SA, ADR (Consumer Products) . . . . . . .              674,425
        1,638           Siderurgica Venezolana Sivensa, Saica
                        SACA (Building/Construction) . . . . . . . . . .                  470
      379,358           Sudamtex-B (Textiles). . . . . . . . . . . . . .               26,146
      167,475           Venaseta-A (Diversified) . . . . . . . . . . . .                8,420
       33,495           Venaseta-B (Diversified) . . . . . . . . . . . .                1,747
      108,000           Venepal GDR, 144A (Paper) (b). . . . . . . . . .              194,400
       84,652           Venezolana Pulpa Y Papel (Paper/Pulp). . . . . .               16,138
                                                                                  -----------
                                                                                    1,688,371
                                                                                  -----------

TOTAL COMMON STOCKS (Cost $17,236,945) . . . . . . . . . . . . . . . . .          $19,325,281
                                                                                  -----------

                        OTHER SECURITIES - 0.00%
                        PERU - 0.00%
       14,000           Consorcio Alim Fabril Pacifico Rights
                        (Consumer Products). . . . . . . . . . . . . . .
                                                                                  -----------

                        PREFERRED STOCK CONVERTIBLE - 14.69%
                        BRAZIL - 14.69%
  100,910,449           Banco Bradesco PN (Financial Services) . . . . .             $824,108
       22,000           Compania Vale do Rio Doce PN (Steel) (a) . . . .              500,000
      666,100           CRT Corp., PN (Telecommunications) (a) . . . . .              772,636
      610,800           Mesbla PN (Retail) (a) (c) . . . . . . . . . . .                    -
    5,598,600           Petroleo Brasileiro SA (Oil/Gas) . . . . . . . .            1,114,018
  358,266,396           Usiminas PN (Steel). . . . . . . . . . . . . . .              405,431
                                                                                  -----------

TOTAL PREFERRED STOCK CONVERTIBLE (Cost $3,157,788). . . . . . . . . . .           $3,616,193
                                                                                  -----------

                        PREFERRED STOCK NON-CONVERTIBLE - 2.15%
                        COLOMBIA - 2.15%
       20,800           Banco Ganadero SA, ADR (Financial Services)
                        (Cost $377,610). . . . . . . . . . . . . . . . .             $527,800
                                                                                  -----------

Principal
 Amount
---------
                        SHORT TERM INSTRUMENTS - 2.96%
$     735,000           U.S. Treasury Bills, 5.01%, 5/29/97
                         (Cost $728,836) . . . . . . . . . . . . . . . .             $728,878
                                                                                  -----------

TOTAL INVESTMENTS (Cost $21,501,179) . . . . . . . . . . . . . .      98.33%      $24,198,152
OTHER ASSETS LESS LIABILITIES. . . . . . . . . . . . . . . . . .       1.67%          412,061
                                                                     -------      -----------
NET ASSETS               . . . . . . . . . . . . . . . . . . . .     100.00%      $24,610,213
                                                                     -------      -----------
                                                                     -------      -----------


(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(c) Issuer in bankruptcy
The following abbreviations are used in portfolio descriptions:
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
    Industry Diversification (as a percentage of Total Investments):
         Banks........................................     2.78%
         Beverages....................................    10.53%
         Building/Construction........................     2.26%
         Consumer Products............................     7.38%
         Country Fund.................................     3.51%
         Diversified..................................     3.73%
         Financial Services...........................     8.99%
         Metals/Mining................................     3.94%
         Oil/Gas......................................     4.60%
         Retail.......................................     5.27%
         Steel........................................     3.74%
         Telecommunications...........................    20.16%
         Utility......................................    12.05%
         Other*.......................................    11.06%
                                                         -------
                                                         100.00%
                                                         -------
                                                         -------

*  No one industry represents more than 2.00% of Portfolio holdings.

                See Notes to Financial Statements on Pages 12 and 13

--------------------------------------------------------------------------------------------------------
LATIN AMERICAN EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------------------------------


ASSETS
  Investment, at Value (Cost of $21,501,179) . . . . . . . . . . . . . . . . . . . . . .     $24,198,152
  Cash*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          61,795
  Receivable for Securities Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .         308,810
  Dividends and Interest Receivable. . . . . . . . . . . . . . . . . . . . . . . . . . .          71,727
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54
                                                                                              ----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      24,640,538
                                                                                              ----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17,666
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,659
                                                                                              ----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          30,325
                                                                                              ----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $24,610,213
                                                                                              ----------
                                                                                              ----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $21,913,310
  Net Unrealized Appreciation on Investment and Foreign Currency Transactions. . . . . .       2,696,903
                                                                                              ----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $24,610,213
                                                                                              ----------
                                                                                              ----------

------------------
* Includes foreign cash of $49,268 with a cost of $49,350.

---------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $4,941) . . . . . . . . . . . . . . . . .        $154,074
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,971
                                                                                              ----------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         178,045
                                                                                              ----------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         109,581
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .          21,916
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,650
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,050
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             295
                                                                                              ----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         144,492
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . .        (34,911)
                                                                                              ----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         109,581
                                                                                              ----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          68,464
                                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) from:
    Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,947,300
    Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (31,602)
  Net Change in Unrealized Appreciation on Investment and Foreign Currency Transactions.       1,192,042
                                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS . . . .       3,107,740
                                                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .      $3,176,204
                                                                                              ----------
                                                                                              ----------


                See Notes to Financial Statements on Pages 12 and 13


------------------------------------------------------------------------------------------------------------------------
LATIN AMERICAN EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE               FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                                MARCH 31, 1997       SEPTEMBER 30, 1996
                                                                               ---------------       ------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     68,464        $    182,531
  Net Realized Gain from Investment and Foreign Currency Transactions . . . . .      1,915,698             938,670
  Net Change in Unrealized Appreciation on Investment and Foreign Currency
    Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,912,042           1,901,005
                                                                                   -----------         -----------
Net Increase in Net Assets from Operations. . . . . . . . . . . . . . . . . . .      3,176,204           3,022,206
                                                                                   -----------         -----------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . . . . .     21,512,703          24,363,201
  Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . . . . .    (17,129,891)        (23,992,125)
                                                                                   -----------         -----------
Net Increase in Net Assets from Capital Transactions. . . . . . . . . . . . . .      4,382,812             371,076
                                                                                   -----------         -----------
TOTAL INCREASE IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .      7,559,016           3,393,282
NET ASSETS
Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,051,197          13,657,915
                                                                                   -----------         -----------
End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 24,610,213        $ 17,051,197
                                                                                   -----------         -----------
                                                                                   -----------         -----------

--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Latin American Equity Portfolio.

                                                                                                 FOR THE PERIOD
                                                                        FOR THE YEAR ENDED      OCTOBER 25, 1993
                                                        FOR THE            SEPTEMBER 30,        (COMMENCEMENT OF
                                                  SIX MONTHS ENDED    ----------------------     OPERATIONS) TO
                                                   MARCH 31, 1997+     1996           1995     SEPTEMBER 30, 1994
                                                   ---------------     ----           ----     ------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . .     $24,610          $17,051        $13,658        $27,366
  Ratios to Average Net Assets:
     Net Investment Income. . . . . . . . . . . .        0.63%            1.21%          1.27%          1.03%*
     Expenses . . . . . . . . . . . . . . . . . .        1.00%            1.00%          1.00%          1.00%*
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses by
       Bankers Trust. . . . . . . . . . . . . . .        0.32%*           0.31%          0.80%          0.79%*
  Portfolio Turnover Rate . . . . . . . . . . . .          60%             171%           161%           124%
  Average Commission Per Share**. . . . . . . . .      $0.0002          $0.0001

-----------------------
+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                See Notes to Financial Statements on Pages 12 and 13

--------------------------------------------------------------------------------
LATIN AMERICAN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Latin American Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 25, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

--------------------------------------------------------------------------------

LATIN AMERICAN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $21,916.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 1.00 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $109,581.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced $34,911.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended March 31, 1997, the Portfolio paid brokerage commissions of $82,855.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997, were $15,923,955 and $12,438,551, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997 was $21,659,919. The aggregate gross unrealized appreciation for all investments was $3,056,488 and the aggregate gross unrealized depreciation for all investments was $518,255.

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                                          14

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                                          15

BT INVESTMENT FUNDS
LATIN AMERICAN EQUITY FUND


Investment Adviser of the Portfolio and Administrator
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                              -------------------------
         For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                              -------------------------